Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHMARK FUNDS /MA/
Prospectus Date	rr_ProspectusDate	Dec. 01, 2012
EFIAA Retail | Tactical Capital Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Capital Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE AND GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primarily to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds. More information about these and other discounts is available from your financial professional and in “How Sales Charges Are Calculated” and “Sales Charge Reductions and Waivers” on page 69 and page 70, respectively, of the Fund’s prospectus and “Additional Purchase and Redemption Information” on page 66 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the HighMark Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in the Fund’s prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will, under normal market conditions, invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities, and between 5% and 35% of its assets in fixed-income securities. The Fund’s strategic allocation target is 80% equity securities and 20% fixed-income securities.

The Fund is a growth-oriented option within the Asset Allocation Portfolio series. The Asset Allocation Portfolios seek to add value over the long-term through a combination of top-down tactical asset allocation and bottom-up security selection. The mix of equity and fixed-income investments for the Fund will vary depending on the portfolio manager’s outlook on the expected return and risk of each selected investment. The portfolio manager’s decisions are based on a tactical fundamental investment outlook with a time horizon of 12-18 months.

The Asset Allocation Portfolios’ investment discipline emphasizes valuation, economic conditions, interest rates and other market factors such as investor sentiment and currency influences. Asset allocation exposures are determined by a disciplined portfolio management system that balances expected return and portfolio risks.

The Fund invests in other HighMark Funds and may invest in equity and fixed-income funds that are not affiliated with HighMark Funds, including funds that invest in non-U.S. securities.

The Fund may invest directly in equity securities, fixed-income securities (including but not limited to high-yield securities and U.S. Government securities), derivatives (including but not limited to futures, forwards and options for hedging and speculative purposes), cash and cash equivalents. In addition, the Fund may invest in exchange-traded funds (“ETFs”).

		For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund’s prospectus, see the “Instruments, Investment Techniques and Risks” section of the Fund’s prospectus and, for more detail on the target allocation range of investments of the Fund as of the date of the Fund’s prospectus, see the “Other Investment Matters” section of the Fund’s prospectus.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. You may lose money by investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are primarily concentrated in the underlying funds, so a substantial portion of the Fund’s investment performance is directly related to the performance of those underlying funds. Before investing in the Fund, investors should assess the risks associated with the underlying funds in which the Fund may invest and the types of investments made by those underlying funds. You could lose money by investing in the Fund if there is a decline in the value of the underlying funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds. As the Fund’s allocations among the underlying funds change, or to the extent that the expense ratios of the underlying funds change, the weighted average operating expenses borne by the Fund may increase or decrease. Investing in a fund of funds, like the Fund, entails higher expenses than if you invested in the underlying fund directly.

Fixed-Income Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in fixed-income securities, and may also invest directly in such securities. Fixed-income securities are subject to interest rate risk, credit risk, prepayment risk and call risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call”—or repay—a high-yielding bond before the bond’s maturity date. In the case of both prepayments and calls, the Fund is usually forced to reinvest the proceeds in a security with a lower yield.

Equity Risk: The Fund invests a portion of its assets in underlying funds that invest primarily in equity securities, and may also invest directly in such securities. Equity securities are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Equity securities may also be subject to investment style risk, which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments. Equity securities issued by smaller capitalization companies are also subject to additional risks. Many small companies have limited track records and may also have limited product lines, markets or financial resources. Compared with larger companies, they may be more vulnerable to adverse business or economic developments, and their stocks tend to be less liquid and more volatile.

Foreign Investment Risk: The Fund may invest in underlying funds that invest in securities issued by foreign issuers and may also invest directly in such securities. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse.

Exchange-Traded Funds Risk: ETFs charge their own fees and expenses; thus, shareholders of the Fund will bear extra costs, such as duplicative management fees, brokerage commissions and related charges when the Fund invests in ETFs. In addition, there may from time to time be a significant discrepancy between the net asset value of an ETF and the price at which the ETF trades on an exchange.

Growth Stock Risk: Growth stocks may be more sensitive to changes in current or expected earnings than other types of stocks and tend to be more volatile than the market in general because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks and the market as a whole during given periods.

		Derivatives Risk: The risks associated with instruments whose value is derived from an underlying contract, index or security, or any combination thereof. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments. Losses on derivatives may significantly exceed the Fund’s original investment. Many derivatives create investment leverage and may be highly volatile. Derivatives also expose the Fund to the risk that the counterparty will not fulfill its contractual obligations.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A Shares from year to year and by showing how the average annual returns of the Fund’s Class A and Class C Shares for 1 and 5 years and since inception compare with those of a broad measure of market performance and three additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-433-6884
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.highmarkfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales loads assessed for the Fund’s Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads assessed for the Fund’s Class A Shares are not reflected in the bar chart. If sales loads were reflected, returns would be less than those shown below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	06/30/09	16.62%
Lowest Quarter	12/31/08	-20.60%
Year-to-date total return as of 9/30/2012		13.88%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class in the prospectus and after-tax returns for other classes will vary.

The unmanaged Barclays U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

The unmanaged Citigroup 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The Citigroup 3-Month Treasury Bill Index consists of the last three three-month Treasury bill issues.

		The blended index is 80% S&P 500 Index, 15% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-Month Treasury Bill Index.
EFIAA Retail | Tactical Capital Growth Allocation Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%
Net Expenses	rr_NetExpensesOverAssets	1.62%	[4]
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	1,156
5 Years	rr_ExpenseExampleYear05	1,631
10 Years	rr_ExpenseExampleYear10	2,938
2005	rr_AnnualReturn2005	6.18%
2006	rr_AnnualReturn2006	14.47%
2007	rr_AnnualReturn2007	2.36%
2008	rr_AnnualReturn2008	(34.73%)
2009	rr_AnnualReturn2009	27.53%
2010	rr_AnnualReturn2010	16.67%
2011	rr_AnnualReturn2011	(4.49%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2012
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.60%)
1 Year	rr_AverageAnnualReturnYear01	(9.75%)
5 Years	rr_AverageAnnualReturnYear05	(2.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.18%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.04%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%	[3]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.42%
Net Expenses	rr_NetExpensesOverAssets	2.32%	[4]
1 Year	rr_ExpenseExampleYear01	335
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,412
10 Years	rr_ExpenseExampleYear10	3,040
1 Year	rr_ExpenseExampleNoRedemptionYear01	235
3 Years	rr_ExpenseExampleNoRedemptionYear03	811
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,412
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,040
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
5 Years	rr_AverageAnnualReturnYear05	(1.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.87%)
5 Years	rr_AverageAnnualReturnYear05	(2.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.18%)
5 Years	rr_AverageAnnualReturnYear05	(1.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 12, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
EFIAA Retail | Tactical Capital Growth Allocation Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
EFIAA Retail | Tactical Capital Growth Allocation Fund | Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
EFIAA Retail | Tactical Capital Growth Allocation Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%
5 Years	rr_AverageAnnualReturnYear05	1.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004

[1]	If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Deferred Sales Charge of 1.00%.
[2]	The amounts indicated are expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") for the fiscal year ended July 31, 2012. Actual Acquired Fund fees and expenses will vary depending on the Acquired Funds in which the Fund's portfolio is invested.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in the Fund's prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[4]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.58% and 1.28%, respectively, of the average daily net assets of the Fund attributable to Class A and Class C Shares, respectively, for the period from December 1, 2012 to November 30, 2013, at which time the Adviser will determine whether or not to renew or revise the agreement. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.58% with respect to Class A Shares and 1.28% with respect to Class C Shares. Any such recoupment would reduce the Fund's future total return.